Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares		March 31, 2026 Fair Value
	Common Stock – 104.21%
	United States – 74.32%
	Aerospace / Defense – 1.99%
181,852	RTX Corp.		$35,079,251
20,809	TransDigm Group, Inc.	(a)	24,116,799
			59,196,050
	Aerospace / Defense - Equipment – 1.11%
100,442	General Electric Co.	(a)	28,502,426
168,196	Standardaero, Inc.*		4,344,503
			32,846,929
	Applications Software – 1.91%
152,917	Microsoft Corp.	(a)	56,605,286
	Building Products - Air & Heating – 0.17%
37,781	Johnson Controls International PLC	(a)	4,947,422
	Building Products - Cement / Aggregate – 4.91%
284,302	CRH PLC	(a)	29,885,826
101,724	Martin Marietta Materials, Inc.	(a)	59,882,884
204,724	Vulcan Materials Co.		55,746,345
			145,515,055
	Chemicals - Specialty – 1.32%
514,839	Solstice Advanced Materials, Inc.*		39,210,138
	Circuit Boards – 0.37%
111,942	TTM Technologies, Inc.*		10,905,390
	Coatings / Paint – 0.48%
44,435	The Sherwin-Williams Co.		14,243,639
	Commercial Services – 1.36%
56,050	Cintas Corp.	(a)	9,480,297
56,029	Quanta Services, Inc.		30,761,042
			40,241,339
	Commercial Services - Finance – 0.55%
26,883	S&P Global, Inc.	(a)	11,434,415
173,244	Toast, Inc.*		4,592,698
			16,027,113
	Computer Aided Design – 4.85%
215,870	Cadence Design Systems, Inc.*	(a)	59,983,797
210,337	Synopsys, Inc.*	(a)	83,394,414
			143,378,211
	Computer Software – 0.96%
226,816	Twilio, Inc.*	(a)	28,537,989
	E-Commerce / Products – 5.26%
748,916	Amazon.com, Inc.*	(a)	155,976,735

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Services – 4.78%
168,964	DoorDash, Inc., Class A *		$25,369,945
342,065	Expedia Group, Inc.	(a)	78,979,388
514,999	Uber Technologies, Inc.*		37,043,878
			141,393,211
	Electric - Generation – 1.87%
198,347	Constellation Energy Corp.	(a)	55,388,400
	Electric – Integrated – 1.76%
464,510	Entergy Corp.	(a)	52,192,344
	Electronic Components - Semiconductors – 3.01%
279,979	Analog Devices, Inc.		89,072,519
	Electronic Connectors – 2.67%
625,091	Amphenol Corp., Class A		78,980,248
	Enterprise Software / Services – 0.57%
248,885	SS&C Technologies Holdings, Inc.		16,817,159
	Finance - Credit Card – 3.80%
105,155	Mastercard, Inc., Class A	(a)	52,541,747
198,835	Visa, Inc., Class A	(a)	60,095,890
			112,637,637
	Finance - Other Services – 1.32%
248,414	Intercontinental Exchange, Inc.	(a)	39,070,554
	Gas - Distributions – 0.74%
472,378	NiSource, Inc.		22,041,157
	Independent Power Producer – 1.81%
356,964	Vistra Corp.	(a)	53,662,398
	Internet Content - Entertainment – 5.00%
259,499	Meta Platforms, Inc., Class A	(a)	148,467,163
	Machinery – Electric Utilities – 4.64%
243,701	BWX Technologies, Inc.	(a)	49,834,417
349,992	Vertiv Holdings Co., Class A		87,700,995
			137,535,412
	Medical - Drugs – 0.48%
11,229	Madrigal Pharmaceuticals, Inc.*		5,878,045
645,814	ORIC Pharmaceuticals, Inc.*		8,182,463
			14,060,508
	Private Equity – 0.52%
321,007	The Carlyle Group, Inc.		15,533,529
	REITs - Diversified – 1.11%
33,455	Equinix, Inc.		32,793,929

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 1.34%
76,246	Burlington Stores, Inc. *	(a)	$24,808,923
68,333	Ross Stores, Inc.		14,802,978
			39,611,901
	Retail - Building Products – 0.24%
29,811	Lowe’s Cos., Inc.		7,043,743
	Retail - Major Department Stores – 2.04%
378,567	The TJX Cos., Inc.	(a)	60,457,150
	Retail - Restaurants – 0.44%
70,485	Chipotle Mexican Grill, Inc.*		2,256,225
68,086	Yum! Brands, Inc.	(a)	10,586,011
			12,842,236
	Semiconductor Equipment – 10.94%
74,021	KLA Corp.	(a)	108,989,261
512,520	LAM Research Corp.	(a)	109,505,023
355,330	Teradyne, Inc.	(a)	105,341,132
			323,835,416
	Total United States (Cost $1,218,951,212)		$2,201,067,910

	Australia – 0.64%
	Metal - Diversified – 0.64%
1,469,463	Lynas Rare Earths, Ltd.*		19,082,012
	Total Australia (Cost $17,795,608)		$19,082,012

	Canada – 0.76%
	Transport - Rail – 0.76%
286,766	Canadian Pacific Kansas City, Ltd.	(a)	22,557,014
	Total Canada (Cost $22,070,275)		$22,557,014

	China – 1.50%
	Auto - Cars / Light Trucks – 0.39%
859,200	BYD Co., Ltd., Class H		11,594,521
	E-Commerce / Products – 0.30%
70,179	Alibaba Group Holding, Ltd. - Sponsored ADR		8,804,657
	Schools – 0.46%
241,967	New Oriental Education & Technology Group, Inc. - Sponsored ADR		13,702,591
	Transport - Services – 0.35%
1,243,868	Full Truck Alliance Co., Ltd. - Sponsored ADR		10,324,104
	Total China (Cost $39,752,098)		$44,425,873

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	France – 6.66%
	Aerospace / Defense – Equipment – 6.66%
398,839	Airbus SE		$73,903,592
382,810	Safran SA		123,235,987
	Total France (Cost $102,155,847)		$197,139,579
	Germany – 6.13%
	Aerospace / Defense – 0.97%
80,049	MTU Aero Engines AG		28,592,062
	Athletic Footwear – 0.48%
89,659	adidas AG		14,116,642
	Machinery – Electric Utilities – 4.68%
846,708	Siemens Energy AG		138,775,822
	Total Germany (Cost $65,825,840)		$181,484,526

	Hong Kong – 0.31%
	Casino Hotels – 0.31%
2,055,000	Galaxy Entertainment Group, Ltd.		9,173,873
	Total Hong Kong (Cost $10,448,569)		$9,173,873

	Japan – 3.25%
	Audio / Video Products – 1.57%
2,287,700	Sony Group Corp.		46,145,134
	Chemicals - Diversified – 0.97%
205,000	Resonac Holdings Corp.*		12,630,649
407,100	Shin-Etsu Chemical Co., Ltd.*		16,016,336
			28,646,985
	Life / Health Insurance – 0.12%
4,081,000	Sony Financial Group, Inc.		3,673,388
	Metal - Copper – 0.10%
55,200	Sumitomo Metal Mining Co., Ltd.*		3,072,450
	Non - Ferrous Metals – 0.49%
700,500	JX Advanced Metals Corp.*		14,583,292
	Total Japan (Cost $78,778,457)		$96,121,249

	Netherlands – 1.13%
	Semiconductor Equipment – 1.13%
25,238	ASML Holding NV	(a)	33,335,108
	Total Netherlands (Cost $36,200,550)		$33,335,108

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	Taiwan – 8.11%
	Semiconductor Components - Integrated Circuits – 8.11%
710,832	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		$240,225,675
	Total Taiwan (Cost $118,025,752)		$240,225,675

	Uruguay – 1.40%
	E-Commerce / Services - 1.40%
24,007	MercadoLibre, Inc.*	(a)	41,508,583
	Total Uruguay (Cost $17,540,631)		$41,508,583
	Total Common Stock (Cost $1,727,544,839)		$3,086,121,402
	Total Investments in Securities (Cost $1,727,544,839) – 104.21%		$3,086,121,402
	Total Purchased Options (Cost $360,270,764) - 11.81%		349,591,821
	Total Securities Sold, Not Yet Purchased (Proceeds $1,724,448,598) - (50.96)%		(1,509,295,221)
	Other Assets, in Excess of Liabilities – 34.94%**		1,035,042,941
	Members’ Capital – 100.00%		$2,961,460,943

(a)	Partially or wholly held in a pledge account at the Bank of New York Mellon (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $23,355,037 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 0.79% of Members’ Capital, and foreign currency with a U.S. Dollar value of $0 held in a Foreign Cash Account with the Custodian which is 0.00% of Members’ Capital. $13,239,404 of those amounts are held as restricted cash and are in a segregated account with the Custodian, as collateral for securities sold short, not yet purchased, in each case as at March 31, 2026.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2026 Fair Value
			Purchased Options – 11.81%
			Equity Options – 11.79%
			Equity Call Options - 6.85%
			United States – 5.20%
			Auto - Cars / Light Trucks - 0.10%
$61,560,000	1,539	6/18/2026 $400	Tesla, Inc.	$3,108,780
			Casino Hotels - 0.20%
19,950,000	3,990	6/18/2026 $50	Las Vegas Sands Corp.	2,663,325
18,180,000	2,020	6/18/2026 $90	Wynn Resorts, Ltd.	3,176,450
				5,839,775
			Computers - 0.35%
122,112,000	5,088	5/15/2026 $240	Apple, Inc.	10,290,480
			E-Commerce / Products - 0.25%
57,722,000	3,038	5/15/2026 $190	Amazon.com, Inc.	7,443,100
			E-Commerce / Services - 0.38%
89,250,000	210	6/18/2026 $4,250	Booking Holdings, Inc.	6,460,650
32,465,500	2,239	6/18/2026 $145	DoorDash, Inc., Class A	4,595,548
				11,056,198
			Electronic Components - Semiconductors - 3.16%
50,382,000	2,799	6/18/2026 $180	Advanced Micro Devices, Inc.	9,936,450
94,320,000	3,144	6/18/2026 $300	Broadcom, Inc.	10,980,420
39,176,000	9,794	6/18/2026 $40	Intel Corp.	7,418,955
53,702,000	9,764	6/18/2026 $55	Microchip Technology, Inc.	11,667,980
195,902,000	13,993	6/18/2026 $140	NVIDIA Corp.	53,838,067
				93,841,872
			Enterprise Software / Services - 0.17%
65,069,000	4,198	6/18/2026 $155	Palantir Technologies, Inc.	4,890,670
			Hotels & Motels - 0.59%
55,860,000	1,995	6/18/2026 $280	Hilton Worldwide Holdings, Inc.	6,982,500
63,829,000	2,201	6/18/2026 $290	Marriott International Inc., Class A	10,476,760
				17,459,260
			Total United States (Cost $179,774,194)	$153,930,135

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2026 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options - (continued)
			Canada – 0.66%
			Internet Application Software - 0.66%
$47,719,000	5,614	5/15/2026 $85	Shopify, Inc.	$19,606,895
			Total Canada (Cost $20,347,953)	$19,606,895

			Taiwan – 0.99%
			Semiconductor Components - Integrated Circuits - 0.99%
165,720,000	5,524	6/18/2026 $300	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	29,387,680
			Total Taiwan (Cost $27,194,779)	$29,387,680
			Total Equity Call Options (Cost $227,316,926)	$202,924,710

			Equity Put Options - 4.94%
			United States – 4.94%
			Growth & Income - Large Cap - 2.12%
941,640,000	15,694	9/18/2026 $600	SPDR S&P 500 ETF Trust	30,297,267
765,828,000	12,156	9/18/2026 $630	SPDR S&P 500 ETF Trust	32,717,874
				63,015,141
			Machinery - Construction & Mining - 0.10%
39,270,000	561	6/18/2026 $700	Caterpillar, Inc.	2,876,528
			Sector Fund - Technology - 2.57%
194,563,030	3,385	6/18/2026 $574.78	Invesco QQQ Trust Series 1	7,892,128
687,582,000	12,733	9/18/2026 $540	Invesco QQQ Trust Series 1	29,604,225
672,030,000	11,790	9/18/2026 $570	Invesco QQQ Trust Series 1	38,364,659
				75,861,012
			Semiconductor Equipment - 0.15%
37,935,000	281	5/15/2026 $1,350	KLA Corp.	1,829,310
35,960,000	1,798	5/15/2026 $200	LAM Research, Corp.	2,611,595
				4,440,905
			Total United States (Cost $131,134,833)	$146,193,586
			Total Equity Put Options (Cost $131,134,833)	$146,193,586
			Total Equity Options (Cost $358,451,759)	$349,118,296

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2026 Fair Value
			Purchased Options – (continued)
			Currency Put Options - 0.02%
			United States – 0.02%
$4,215,637	72,683,400	6/18/2026 $5.80	USD-BRL	473,272
4,245,828	55,140,626	6/18/2026 $7.70	USD-CNH	253
			Total United States (Cost $1,819,005)	473,525
			Total Currency Put Options (Cost $1,819,005)	473,525
			Total Purchased Options (Cost $360,270,764)	349,591,821

ADR	American depository receipts
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2026 Fair Value
	Securities Sold, Not Yet Purchased – 50.96%
	Common Stock – 50.96%
	United States – 38.91%
	Advertising Agencies – 0.66%
260,393	Omnicom Group, Inc.	$19,610,197
	Appliances – 0.35%
192,790	Whirlpool Corp.	10,395,237
	Applications Software – 0.09%
56,144	Elastic NV*	2,806,639
	Auto - Cars / Light Trucks – 2.48%
1,383,010	Ford Motor Co.	15,959,935
154,232	Tesla, Inc. *	57,335,746
		73,295,681
	Beverages - Non-Alcoholic – 0.23%
94,610	Monster Beverage Corp.*	6,855,441
	Brewery – 0.79%
98,781	Constellation Brands, Inc.	14,817,150
196,503	Molson Coors Beverage Co.	8,461,419
		23,278,569
	Cable / Satellite TV – 0.82%
112,151	Charter Communications, Inc., Class A*	24,211,158
	Cellular Telecommunications – 1.22%
172,344	T-Mobile US, Inc.	36,197,410
	Commercial Banks – 1.22%
770,925	Regions Financial Corp.	20,136,561
244,873	State Street SPDR S&P Regional Banking ETF	15,953,476
		36,090,037
	Commercial Services - Finance – 1.27%
190,009	Global Payments, Inc.	12,787,606
299,809	H&R Block, Inc.	9,515,938
343,408	PayPal Holdings, Inc. *	15,532,344
		37,835,888
	Computer Data Security – 1.26%
147,017	Fortinet, Inc.*	12,014,229
87,105	Qualys, Inc.*	7,652,174
89,809	Rapid7, Inc.*	494,848
144,458	Tenable Holdings, Inc.*	2,443,507
103,546	Zscaler, Inc.	14,526,468
		37,131,226
	Computer Graphics – 0.10%
139,928	Figma, Inc., Class A*	2,958,078

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Services – 0.76%
148,779	Cognizant Technology Solutions Corp. Class A	$9,127,592
84,617	Gartner, Inc. *	13,398,256
		22,525,848
	Computer Software – 0.28%
272,361	Dropbox, Inc., Class A*	6,188,042
79,449	Teradata Corp.*	2,036,278
		8,224,320
	Consumer Products - Miscellaneous – 0.23%
70,106	Kimberly-Clark Corp.	6,763,126
	Cosmetics & Toiletries – 0.46%
94,643	The Procter & Gamble Co.	13,670,235
	Data Processing / Management – 0.50%
13,831	Fair Isaac Corp.*	14,765,146
	Diversified Manufacturing Operations – 1.30%
148,234	Illinois Tool Works, Inc.	38,583,828
	E-Commerce / Products – 0.24%
144,909	Etsy, Inc. *	7,242,552
	Electric Products - Miscellaneous – 0.82%
184,609	Emerson Electric Co.	24,187,471
	Electronic Components - Miscellaneous - 1.18%
71,477	Hubbell Inc.	35,076,623
	Electronic Components - Semiconductors – 2.81%
282,654	Advanced Micro Devices, Inc.*	57,500,302
124,971	GLOBALFOUNDRIES, Inc.*	5,558,710
126,202	Marvell Technology, Inc.	12,500,308
7,088	Monolithic Power Systems, Inc.	7,749,665
		83,308,985
	Electronic Forms - 0.57%
69,964	Adobe, Inc. *	17,006,849
	Enterprise Software / Services – 1.38%
278,925	Palantir Technologies, Inc.*	40,801,149
	E-Services / Consulting - 0.20%
49,126	CDW Corp.	5,945,229
	Finance - Credit Card - 0.26%
42,063	Capital One Financial Corp.	7,673,553

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Food - Miscellaneous / Diversified – 1.34%
416,544	Campbell Soup Co.	$9,276,435
215,922	Conagra Brands, Inc.	3,394,294
387,079	General Mills, Inc.	14,407,080
563,633	The Kraft Heinz Co.	12,676,106
		39,753,915
	Hotels & Motels – 1.01%
211,138	Choice Hotels International, Inc.	21,852,783
97,549	Wyndham Hotels & Resorts, Inc.	7,923,905
		29,776,688
	Internet Security – 0.53%
97,949	Palo Alto Networks, Inc.*	15,703,184
	Investment Management / Advisory Services – 1.49%
489,748	Franklin Resources, Inc.	11,567,848
360,230	T. Rowe Price Group, Inc.	32,471,132
		44,038,980
	Machinery - Construction & Mining – 0.60%
25,187	Caterpillar, Inc.	17,843,982
	Machinery - Electric Utilities – 1.44%
48,974	GE Vernova, Inc.	42,749,405
	Medical - Biomedical / Genetics – 0.35%
29,157	Amgen, Inc.	10,258,890
	Medical - Drugs – 0.65%
78,323	Johnson & Johnson	19,145,274
	Private Equity – 0.76%
195,899	Blackstone, Inc.	22,526,426
	REITs - Diversified – 0.84%
137,255	Digital Realty Trust, Inc.	24,734,723
	REITs - Office Property – 0.73%
126,253	Brandywine Realty Trust	342,146
140,138	BXP, Inc.	7,273,162
538,452	Douglas Emmett, Inc.	5,072,218
14,598	Hudson Pacific Properties, Inc.	86,274
217,685	Kilroy Realty Corp.	6,140,894
70,665	SL Green Realty Corp.	2,610,365
		21,525,059
	REITs - Storage – 0.95%
70,468	Extra Space Storage, Inc.	9,240,469
70,097	Public Storage	18,987,875
		28,228,344

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Home Furnishings – 0.13%
209,892	Bath & Body Works, Inc.	$3,918,684
	Retail - Miscellaneous / Diversified – 0.13%
278,261	Sally Beauty Holdings, Inc.*	3,853,915
	Retail - Regional Department Stores – 0.47%
408,790	Kohl’s Corp.	5,273,391
478,796	Macy’s, Inc.	8,661,420
		13,934,811
	Semiconductor Components - Integrated Circuits – 0.43%
98,148	QUALCOMM, Inc.	12,639,499
	Semiconductor Equipment – 4.71%
363,812	VanEck Semiconductor ETF	139,485,521
	Telephone - Integrated – 0.50%
508,777	AT&T, Inc.	14,749,445
	Transport - Services – 0.37%
111,942	United Parcel Service, Inc.	11,012,854
	Total United States (Proceeds $1,323,897,167)	$1,152,320,074

	Belgium – 0.23%
	Brewery – 0.23%
98,251	Anheuser-Busch InBev SA/NV ADR	6,815,672
	Total Belgium (Proceeds $6,002,734)	$6,815,672

	Canada – 2.33%
	Apparel Manufacturers – 0.05%
25,890	Gildan Activewear, Inc.	1,440,779
	Enterprise Software / Services – 0.09%
114,707	Open Text Corp.	2,551,084
	Internet Application Software – 1.91%
477,853	Shopify, Inc.	56,682,923
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	4,755
	Private Equity – 0.28%
205,344	Brookfield Corp.	8,310,272
	Total Canada (Proceeds $80,237,913)	$68,989,813

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	China – 1.17%
	Auto - Cars / Light Trucks – 0.39%
638,025	NIO, Inc. - Sponsored ADR*	$3,847,291
454,765	XPeng, Inc. - Sponsored ADR*	7,781,029
		11,628,320
	Internet Content - Information / Network – 0.61%
362,272	Bilibili, Inc. - Sponsored ADR*	8,172,856
1,680,800	Kuaishou Technology	9,672,929
		17,845,785
	Retail - Drug Stores – 0.03%
664,645	Ping An Healthcare and Technology Co., Ltd.	976,596
	Wireless Equipment – 0.14%
1,014,400	Xiaomi Corp., Class A *	4,109,250
	Total China (Proceeds $39,499,066)	$34,559,951

	France – 1.04%
	Computer Services – 0.36%
92,534	Capgemini SE	10,715,076
	Cosmetics & Toiletries – 0.31%
22,457	L’Oreal SA	9,039,416
	Power Conversion / Supply Equipment – 0.37%
41,979	Schneider Electric SE	11,081,156
	Total France (Proceeds $39,056,467)	$30,835,648

	Germany – 0.23%
	Auto - Cars / Light Trucks – 0.23%
76,959	Bayerische Motoren Werke AG	6,916,428
	Total Germany (Proceeds $6,939,193)	$6,916,428

	Hong Kong – 0.14%
	Electric - Integrated – 0.14%
523,000	Power Assets Holdings, Ltd.	4,072,492
	Total Hong Kong (Proceeds $3,529,239)	$4,072,492

	India – 0.17%
	Computer Services – 0.17%
363,703	Infosys, Ltd. - Sponsored ADR	4,913,628
	Total India (Proceeds $6,206,669)	$4,913,628

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	Ireland – 2.15%
	Building Products - Air & Heating – 0.41%
29,384	Trane Technologies PLC	$12,245,488
	Computer Services – 0.49%
72,489	Accenture PLC, Class A	14,373,844
	Electronic Components - Miscellaneous – 0.42%
59,120	TE Connectivity PLC	12,357,262
	Power Conversion / Supply Equipment – 0.83%
69,452	Eaton Corp PLC	24,840,897
	Total Ireland (Proceeds $71,470,793)	$63,817,491

	Israel – 0.49%
	Application Software – 0.07%
28,195	Monday.com, Ltd.*	1,948,556
	Auto / Truck Parts & Equipment - Original – 0.06%
270,647	Mobileye Global, Inc., Class A*	1,859,345
	Computer Data Security – 0.36%
75,794	Check Point Software Technologies, Ltd.*	10,827,173
	Total Israel (Proceeds $23,841,638)	$14,635,074

	Italy – 0.75%
	Auto - Cars / Light Trucks – 0.75%
65,467	Ferrari NV	22,157,305
	Total Italy (Proceeds $26,563,842)	$22,157,305

	Netherlands – 0.57%
	Auto - Cars / Light Trucks – 0.10%
421,077	Stellantis NV	2,985,436
	Semiconductor Components - Integrated Circuits – 0.47%
70,179	NXP Semiconductors NV	13,815,438
	Total Netherlands (Proceeds $19,903,269)	$16,800,874

	Switzerland – 0.59%
	Computer - Peripheral Equipment – 0.22%
70,881	Logitech International SA	6,458,677
	Medical - Drugs – 0.37%
73,012	Novartis AG - Sponsored ADR	11,152,582
	Total Switzerland (Proceeds $15,691,941)	$17,611,259

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2026 Fair Value
	Common Stock – (continued)
	Thailand – 0.37%
	Diversified Manufacturing Operations – 0.37%
20,989	Fabrinet	$10,946,183
	Total Thailand (Proceeds $9,106,361)	$10,946,183

	United Kingdom – 1.82%
	Beverages - Wine / Spirits – 0.48%
189,485	Diageo PLC	14,107,158
	Electronic Components - Semiconductors – 1.34%
263,063	ARM Holdings PLC - Sponsored ADR*	39,796,171
	Total United Kingdom (Proceeds $52,502,306)	$53,903,329
	Total Common Stock (Proceeds $1,724,448,598)	$1,509,295,221
	Total Securities Sold, Not Yet Purchased (Proceeds $1,724,448,598)	$1,509,295,221

*	Non-income producing security
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Gain**
Swap Contracts - 7.90%
Total Return Swap Contracts - Unrealized Gain - 8.58%
United States - 6.07%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	503,933	$9,271,574	$16,992,266
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	668,176	22,566,780	162,530,905
Total United States								$31,838,354	$179,523,171

Brazil - 0.08%
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/01/2029	01/30/2019	+1.00%	Termination	4,501,200	12,123,282	2,512,283
Total Spain								$12,123,282	$2,512,283

Japan - 0.51%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(9,745,536)	7,288,667
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(836,200)	(7,290,698)	535,998
Semiconductor Equipment	Advantest Corp.	Morgan Stanley	12/24/2026	08/26/2011	-0.40%	Termination	(315,000)	(46,993,371)	7,179,074
Total Japan								$(64,029,605)	$15,003,739

Spain - 0.09%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	252,566	4,132,788	2,676,063
Total Spain								$4,132,788	$2,676,063

Sweden - 0.03%
Auto - Cars / Light Trucks	Volvo Car AB, Class B*	Morgan Stanley	01/04/2027	10/24/2022	-2.88%	Termination	(856,116)	(2,764,153)	1,013,694
Total United Kingdom								$(2,764,153)	$1,013,694

Taiwan - 0.42%
Computers - Peripherals Equipments	Innolux Display Corp	Morgan Stanley	01/27/2027	03/18/2010	-4.00%	Termination	(1,402,000)	(1,097,724)	51,155
Electronic Components - Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-16.00%	Termination	(2,649,200)	(1,838,231)	239,139
Power Conversion / Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	06/14/2023	+1.25%	Termination	374,000	3,650,420	12,149,311
Total Taiwan								$714,465	$12,439,605

United Kingdom - 1.38%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	4,752,322	28,976,904	39,824,201
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(217,799)	(12,732,697)	544,756
Food - Retail	Marks & Spencer Group PLC	Morgan Stanley	12/16/2026	02/16/2016	-0.30%	Termination	(864,523)	(4,396,640)	699,044
Total United Kingdom								$11,847,567	$41,068,001
Total Return Swap Contracts - Unrealized Gain***								$(6,137,302)	$254,236,556

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Financing rate*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Loss**
Swap Contracts - (continued)
Total Return Swap Contracts - Unrealized Loss - (0.68%)
Australia - (0.12%)
Commer Banks Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(252,380)	$(25,643,369)	$(3,470,050)
Total Australia								$(25,643,369)	$(3,470,050)

Denmark - (0.19%)
Transport - Services	DSV A/S	Morgan Stanley	01/04/2027	12/29/2025	+0.65%	Termination	126,323	35,386,154	(5,716,436)
Total Denmark								$35,386,154	$(5,716,436)

Japan - (0.21%)
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(1,025,100)	(27,554,989)	(461,290)
Semiconductor Equipment	Lasertec Corp.	Morgan Stanley	12/24/2026	06/23/2025	-0.40%	Termination	(93,000)	(18,800,261)	(600,808)
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(196,600)	(40,064,794)	(5,318,772)
Total Japan								$(86,420,044)	$(6,380,870)

South Korea - (0.10%)
Engine-Internal Combustion	Doosan Corp.	Morgan Stanley	03/01/2028	02/25/2026	+0.90%	Termination	17,112	14,324,927	(2,913,656)
Total United Kingdom								$14,324,927	$(2,913,656)

Taiwan - (0.05%)
Semiconductor Components - Integrated Circuits	United Microelectronics Corp.	Morgan Stanley	01/27/2027	08/08/2013	-1.25%	Termination	(8,866,000)	(15,068,489)	(1,612,975)
Total Taiwan								$(15,068,489)	$(1,612,975)

United Kingdom - (0.01%)
Aerospace / Defense	Bae Systems PLC	Morgan Stanley	12/16/2026	02/19/2026	+0.65%	Termination	496,743	14,505,280	(152,099)
Total United Kingdom								$14,505,280	$(152,099)
Total Return Swap Contracts - Unrealized Loss****								$(62,915,541)	$(20,246,086)
Total Swap Contracts - net								$(69,052,843)	$233,990,470

*	The financing rate is based on the Daily Fed Funds Effective Rate of 3.64% +/- the Spread. The financing rate is variable and the rate is indicated as of March 31, 2026.
**	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/loss. For this reason fair value has not been seperately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
***	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.
****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Company’s investments at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices Investments in Securities
Common Stock	$3,086,121,402
Equity Options	349,118,296
Level 2 - Other Significant Observable Inputs
Total Return Swaps	254,236,556
Currency Options	473,525
Level 3 - Other Significant Unobservable Inputs	-
Total	$3,689,949,779
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices Securities Sold, Not Yet Purchased
Common Stock	$1,509,295,221
Equity Options	-
Level 2 - Other Significant Observable Inputs
Total Return Swaps	20,246,086
Currency Options	-
Level 3 - Other Significant Unobservable Inputs	-
Total	$1,529,541,307

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